PGIM S&P 500 Max Buffer ETF - July
Schedule of Investments  (unaudited)
as of July 31, 2026
Description	Shares	Value
Short-Term Investments 104.0%
Affiliated Mutual Fund 1.9%
PGIM Core Government Money Market Fund (7-day effective yield 3.777%) (cost $117,983)(wb)	117,983	$117,983
Options Purchased*~ 102.1%
(cost $6,292,496)		6,271,708

TOTAL INVESTMENTS, BEFORE OPTION WRITTEN 104.0% (cost $6,410,479)		6,389,691
Option Written*~ (4.0)%
(premiums received $282,464)		(242,960)

TOTAL INVESTMENTS, NET OF OPTION WRITTEN 100.0% (cost $6,128,015)		6,146,731
Liabilities in excess of other assets (0.0)%		(2,131)

Net Assets 100.0%		$6,144,600

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
S&P—Standard & Poor’s
SPDR—Standard & Poor’s Depositary Receipts

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
State Street SPDR S&P 500 ETF Trust	Call	06/30/27	$14.94		82		8	$5,956,895
State Street SPDR S&P 500 ETF Trust	Put	06/30/27	$746.77		82		8	314,813
Total Options Purchased (cost $6,292,496)								$6,271,708
Option Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
State Street SPDR S&P 500 ETF Trust	Call	06/30/27	$806.21		82		8	$(242,960)
(premiums received $282,464)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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